Note 20 - Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Geograhical long-lived assets	$ 190,799	$ 155,892
UNITED STATES
Geograhical long-lived assets	108,077	71,805
EMEA [Member]
Geograhical long-lived assets	37,857	40,872
CANADA
Geograhical long-lived assets	$ 44,865	$ 43,215